FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
19	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The financial instruments measured at amortized cost are summarised below:

Financial Assets

	Financial assets as subsequently
	measured at amortized cost
	December 31,	December 31,
	2021	2020
Trade and other receivables	8,454	10,297

Financial Liabilities

	Financial liabilities as subsequently
	measured at amortized cost
	December 31,	December 31,
	2021	2020
Trade payables	1,464	6,406
Accrued liabilities	12,380	6,099
Other liabilities	69	107
Lease obligations on right of use assets	600	726
	14,513	13,338

The carrying values of the financial instruments approximate their fair values.

19FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Fair Value Hierarchy

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments.

	December 31, 2021			December 31, 2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
Financial assets
Fair value through profit and loss:
Cash and cash equivalents	16,006	—	16,006	26,102	—	26,102
Consideration receivable	—	56	56	—	192	192

Financial liabilities
Fair value through profit and loss:
Deferred and contingent consideration	—	—	—	11,521	—	11,521
Other liabilities	—	36	36	—	—	—

Fair value through other comprehensive income:
Other liabilities	—	148	148	—	—	—

There were no transfers between the levels of the fair value hierarchy during the periods.

During the year ended December 31, 2021, a loss of EUR nil (year ended December 31, 2020: EUR 9,276), was recognized in the consolidated statements of loss and comprehensive loss as loss on remeasurement of deferred and contingent consideration (Note 12) for financial instruments designated as FVTPL.

During the year ended December 31, 2021, a gain of EUR 44 (year ended December 31, 2020: EUR nil), was recognized in the consolidated statements of loss and comprehensive loss as remeasurement of employee obligations for financial instruments designated as FVOCI.

As a result of holding and issuing financial instruments, the Company is exposed to certain risks. The following is a description of those risks and how the exposures are managed.

Liquidity risk

Liquidity risk is the risk that the Company is unable to generate or obtain sufficient cash and cash equivalents in a cost-effective manner to fund its obligations as they come due. The Company will experience liquidity risks if it fails to maintain appropriate levels of cash and cash equivalents, is unable to access sources of funding or fails to appropriately diversify sources of funding. If any of these events were to occur, they could adversely affect the financial performance of the Company.

The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements. The Company coordinates this planning and budgeting process with its financing activities through its capital management process. The Company holds sufficient cash and cash equivalents and working capital, maintained through stringent cash flow management, to ensure sufficient liquidity is maintained. The Company is not subject to any externally imposed capital requirements.

19FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Liquidity risk (continued)

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at December 31, 2021:

	2022	2023	2024	2025	Thereafter	Total
Trade payables and other liabilities	14,357	—	—	—	—	14,357
Lease obligations on right of use assets	172	157	157	157	—	643
Other non-current liabilities	—	1	1	1	236	239
	14,529	158	158	158	236	15,239

Foreign currency exchange risk

The Company’s financial statements are presented in EUR; however, a portion of the Company’s net assets and operations are denominated in other currencies, particularly Canadian and US dollars. Such net assets are translated into EUR at the foreign currency exchange rate in effect at the reporting date, and operations at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. As a result, the Company is exposed to foreign currency translation gains and losses, which are recorded in accumulated other comprehensive loss.

The Company is also exposed to risk on transaction in currencies other than its functional currency resulting in realized and unrealized foreign currency gains and loss which are recorded in other operational costs. The Company estimates that an appreciation of the EUR of 10% relative to other currencies would result in a decrease of EUR 1,637 in earnings before income taxes while a depreciating EUR will have the opposite impact.

The Company has no derivative instruments in the form of futures contracts and forward contracts to manage its current and anticipated exposure to fluctuations in EUR exchange rates.

Credit risk

The Company is exposed to credit risk resulting from the possibility that counterparties could default on their financial obligations to the Company including cash and cash equivalents, other assets and accounts receivable. Failure to manage credit risk could adversely affect the financial performance of the Company.

The risk related to cash and cash equivalents is reduced by policies and guidelines that require that the Company enters into transactions only with counterparties or issuers that have a minimum long term “BBB” credit rating from a recognized credit rating agency. The Company mitigates the risk of credit loss relating to accounts receivable by evaluating the creditworthiness of new customers and establishes a provision for expected credit losses. The Company applies the simplified approach to provide for expected credit losses as prescribed by IFRS 9, Financial Instruments, which permits the use of the lifetime expected loss provision for all accounts receivable. The expected credit loss provision is based on the Company’s historical collections and loss experience and incorporates forward-looking factors, where appropriate.

19FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Credit risk (Continued)

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December  31, 2021:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross accounts receivable	15	8,717	747	1,405	10,869
Expected loss rate		6.31%	71.62%	94.66%	22.22%
Expected Loss Provision	15	550	535	1,330	2,415

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December 31, 2020:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross accounts receivable	15	9,563	1,193	1,296	12,052
Expected loss rate		4.51%	14.84%	88.50%	14.56%
Expected Loss Provision	15	431	177	1,147	1,755

Gross accounts receivable includes the balance of accrued income within the aging category of less than one month.

Concentration risk

For the year ended December  31, 2021, one customer (year ended December  31, 2020: one customer) contributed more than 10% each to the Company’s revenues. Aggregate revenues from this customer totalled EUR 6,513 (year ended December 31, 2020: EUR 6,342).

As at December 31, 2021, one customer (December 31, 2020: one customer) constituted more than 10% to the Company’s accounts receivable. The balance owed by this customer totalled EUR 4,305 (December 31, 2020: EUR 1,247). The Company continues to expand its customer base to reduce the concentration risk.